CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenue (Note 8)	$ 1,815.4	$ 1,561.0
Cost of sales excluding depletion, depreciation and amortization	(695.0)	(614.1)
Gross margin excluding depletion, depreciation and amortization	1,120.4	946.9
Depletion, depreciation and amortization	(447.9)	(395.0)
Temporary suspension, standby and other incremental COVID-19 costs	(37.4)	(40.5)
Reversal of impairment of mining properties, net (Note 13)	0.0	(191.0)
Mine operating earnings	635.1	702.4
Expenses
General and administrative	(74.8)	(85.9)
Exploration and evaluation	(31.6)	(15.1)
Share of earnings (loss) of associates (Note 24)	0.9	(1.0)
Other operating expenses, net (Note 10)	(37.4)	(14.6)
Profit (loss) from operating activities	492.2	585.8
Finance costs (Note 12)	(134.4)	(77.0)
Other income (costs), net (Note 11)	26.7	(18.7)
Earnings before taxes	384.5	490.1
Current income tax expense (Note 14)	(159.8)	(116.2)
Deferred income tax expense (Note 14)	(135.9)	(170.3)
Income tax expense, net	(295.7)	(286.5)
Net earnings	88.8	203.6
Attributable to:
Non-controlling interests (Note 32)		0.0
Net earnings	$ 88.8	$ 203.6
Earnings per share attributable to Yamana Gold Inc. equity holders (Note 15)
Basic (in usd per share)	$ 0.15	$ 0.21
Diluted (in usd per share)	$ 0.15	$ 0.21
Weighted average number of shares outstanding (in thousands) (Note 15)
Basic (in shares)	963,393	951,818
Diluted (in shares)	964,932	953,846